Senior Convertible Notes Payable and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Senior Convertible Notes Payable And Warrants
Senior Convertible Notes Payable and Warrants

Note 6 – Senior Convertible Notes Payable and Warrants

Senior convertible notes payable is comprised of the following:

	June 30, 2022	December 31, 2021
Senior convertible notes payable	$3,591,000	$3,591,000
Less debt discount	(819,000)	(2,326,000)
Total senior convertible notes payable, net	$2,772,000	$1,265,000

During the year ended December 31, 2021, the Company sold approximately $3,591,000 of Senior Convertible Promissory Notes (the “Notes”) and 3,591,235 warrants (the “Warrants”). The Company received net proceeds of $3,034,000 after deducting an original issue discount of 15%, or $539,000, and legal fees of $18,000, which was recorded as a debt discount. Each Warrant is exercisable at a price (the “Exercise Price”) equal to 115% of its initial public offering price, currently estimated to be $3.00 per share. The Company determined the fair value of the Warrants to be approximately $13.6 million of which the relative fair value of $2.5 million was allocated and recorded as a component of debt discount. There were no transactions related to the principal balance of the Notes during 2022, and as such, balance of the Notes at June 30, 2022 was $3,591,000.

The holder of the Warrants shall have the right to purchase up to the number of shares that equals the quotient obtained by dividing: (i) the Warrant Coverage Amount, by (ii) the Conversion Price. The “Warrant Coverage Amount” shall mean the amount obtained by multiplying: (A) one hundred percent (100%); by (B) aggregate principal amount of the Holder’s Note(s). The conversion price in effect on any Conversion Date shall be equal to 80% of the offering price per share of common stock in our initial public offering.

Each Note is convertible, in the sole discretion of the holder of the Note, into shares of our common stock at a purchase price equal to 80% of the offering price of the initial public offering price currently estimated to be $3.00 per share. Each Note, issued at an original issue discount of 15%, carries interest at a rate of 12% per annum, and any interest payable under the Note shall automatically accrue and be capitalized to the principal amount of the Note, and shall thereafter be deemed to be a part of the principal amount of the Note, unless such interest is paid in cash on or prior to the maturity date of the Note.

The Notes mature 12 months from the date of the Notes, provided, however, that noteholders have the right to call the Notes prior to maturity starting from the earlier of (i) the consummation of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10 million of its equity securities, as a result of or following which common stock shall be listed on the Nasdaq Stock Market, and (ii) December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant. On May 16, 2022, the Company entered into an amendment to extend the right to call provision in its senior secured convertible notes from December 15, 2021 to June 15, 2022, in exchange for issuing its senior convertible note holders an aggregate of 203,503 shares of common stock with a fair value of approximately $611,000 at the date of grant, or $3.00 per common share. The $611,000 was recorded as a financing cost, a component of other expense, in the accompanying condensed statements of operations.

The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.

Each Note and Warrant holder has (i) the right of first refusal to purchase up to 20% of its pro rata share of new securities the that company offers, which right expires upon the consummation of an underwritten initial public offering by the Company or a change in control of the Company, and (ii) the right to be repaid any and all principal and interest due by the Company from any and all proceeds resulting from any sale of assets and any sale and issuance of debt or equity securities.

The total of the original issue discount of $539,000, legal fees of $18,000, and the allocated relative fair value of warrants issued of $2.5 million, or an aggregate of $3.0 million, were capitalized and recorded as a debt discount and are amortized over the remaining life of the Notes. The remaining unamortized debt discount balance was $2.3 million as of December 31, 2021. Amortization of debt discount was approximately $1.5 million for the six months ended June 30, 2022, which was recorded as a component of interest expense in the accompanying condensed statement of operations. The remaining unamortized debt discount balance was $819,000 as of June 30, 2022.

The accrued interest balance was $101,000 at December 31, 2021. During the six months ended June 30, 2022, the Company added $214,000 of accrued interest, leaving an accrued interest balance of $315,000 at June 30, 2022. Accrued interest in included in accounts payable and accrued expenses in the accompanying condensed balance sheets.

As of June 30, 2022, 1,627,522 shares of common stock were potentially issuable under the conversion terms of the Notes.

Note 5 – Senior Convertible Notes Payable and Warrants

Senior convertible notes payable is comprised of the following:

	December 31, 2021	December 31, 2020
Senior convertible notes payable	$3,591,000	$-
Less debt discount	(2,326,000)	-
Total senior convertible notes payable, net	$1,265,000	$-

During the year ended December 31, 2021, the Company sold approximately $3,591,000 of Senior Convertible Promissory Notes (the “Notes”) and 3,591,235 warrants (the “Warrants”). The Company received net proceeds of $3,034,000 after deducting an original issue discount of 15%, or $539,000, and legal fees of $18,000, which was recorded as a debt discount. Each Warrant is exercisable at a price (the “Exercise Price”) equal to 115% of its initial public offering price estimated to be $6.00 per share. The Company determined the fair value of the Warrants to be approximately $13.6 million of which the relative fair value of $2.5 million was allocated and recorded as a component of debt discount. The fair value of the Warrants was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of the stock price based on the estimated initial public offering price of $6.00 per share, exercise price at $6.90 (115% of estimated initial public offering price), expected term of 3.0 years, volatility of 110%, dividend rate of 0%, and average risk-free interest rate between 0.53% and 0.66%.

The holder of the Warrants shall have the right to purchase up to the number of shares that equals the quotient obtained by dividing: (i) the Warrant Coverage Amount, by (ii) the Conversion Price. The “Warrant Coverage Amount” shall mean the amount obtained by multiplying: (A) one hundred percent (100%); by (B) aggregate principal amount of the Holder’s Note(s). The conversion price in effect on any Conversion Date shall be equal to 80% of the offering price per share of common stock in our initial public offering.

Each Note is convertible, in the sole discretion of the holder of the Note, into shares of our common stock at a purchase price equal to 80% of the offering price of the initial public offering price estimated to be $6.00 per share. Each Note, issued at an original issue discount of 15%, carries interest at a rate of 12% per annum, and any interest payable under the Note shall automatically accrue and be capitalized to the principal amount of the Note, and shall thereafter be deemed to be a part of the principal amount of the Note, unless such interest is paid in cash on or prior to the maturity date of the Note.

The Notes mature 12 months from the date of the Notes, provided, however, that noteholders have the right to call the Notes prior to maturity starting from the earlier of (i) the consummation of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10 million of its equity securities, as a result of or following which common stock shall be listed on the Nasdaq Stock Market, and (ii) December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant.

The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.

Each Note and Warrant holder has (i) the right of first refusal to purchase up to 20% of its pro rata share of new securities the that company offers, which right expires upon the consummation of an underwritten initial public offering by the Company or a change in control of the Company, and (ii) the right to be repaid any and all principal and interest due by the Company from any and all proceeds resulting from any sale of assets and any sale and issuance of debt or equity securities.

Both the original issue discount of $539,000, legal fees of $18,000, and the allocated relative fair value of warrants issued of $2.5 million, or an aggregate of $3.0 million, were capitalized and recorded as a debt discount and are amortized over the remaining life of the Notes. Amortization of debt discount was $713,000 for the year ended December 31, 2021, leaving a remaining unamortized debt discount balance of $2.3 million as of December 31, 2021.

During the years ended December 31, 2021, the Company added $101,000 of accrued interest, leaving an accrued interest balance of $101,000 at December 31, 2021. Accrued interest in included in accounts payable and accrued expenses in the accompanying condensed balance sheets.

As of December 31, 2021, 802,685 shares of common stock were potentially issuable under the conversion terms of the Notes.